Goodwill and intangible assets (Tables)	12 Months Ended
Mar. 31, 2026
Goodwill [Line Items]
Changes in Goodwill
The changes in Goodwill during the fiscal years ended March 31, 2024, 2025 and 2026 are as follows:

	2024		2025	2026

	(in millions of yen)
Balance at beginning of fiscal year	92,928		164,458	163,593
Goodwill acquired	66,980	(1)	—	45,109	(2)
Foreign exchange translation	4,550		(865)	4,600
Balance at end of fiscal year	164,458		163,593	213,302

Gross amount of goodwill (3)	235,563		233,960	284,181
Accumulated impairment losses	71,105		70,367	70,880

Notes:
(1)	For the fiscal year ended March 31, 2024, Goodwill acquired is entirely related to the acquisition of Greenhill & Co., Inc.
(2)	For the fiscal year ended March 31, 2026, Goodwill acquired is mainly related to the acquisition of UPSIDER Holdings, Inc.
(3)	Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. Goodwill is not allocated to the reportable segments in Note 30 “Business segment information.”

Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets
The table below presents the gross carrying amount, accumulated amortization and net carrying amount of intangible assets at March 31, 2025 and 2026:

	2025			2026
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

	(in millions of yen)
Intangible assets subject to amortization:
Customer relationships (Note)	135,756	109,570	26,186	150,652	117,197	33,455
Other	7,498	5,131	2,366	6,988	5,054	1,934

Total	143,254	114,702	28,552	157,640	122,251	35,389

Intangible assets not subject to amortization:
Total	6,920	—	6,920	6,831	—	6,831

Total	150,173	114,702	35,472	164,471	122,251	42,220

Note:
Customer relationships were mainly acquired in connection with the merger of MHSC and Shinko on May 7, 2009 and the integration among asset management companies on October 1, 2016. See Note 1 “Basis of presentation and summary of significant accounting policies” for further information.

Estimated Aggregate Amortization Expense in Respect of Intangible Assets
The table below presents the estimated aggregate amortization expense in respect of intangible assets for the next five years:

(in millions of yen)
Fiscal year ending March 31:
2027	7,770
2028	4,799
2029	4,372
2030	3,971
2031	3,306